Long-term bank loans	12 Months Ended
Dec. 31, 2024
Long-term bank loans
Long-term bank loans

10.         Long-term bank loans

Long-term bank loans as of December 31, 2023 and 2024 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2023	2024
	US$	US$
Loan from ICBC
Due September 13, 2027, at 4.75% per annum	—	19,462,100
	—	19,462,100

Loan from Bank of China
Due March 19, 2023 at 5.2250% per annum	14,118,910	13,819,929
Due October 31, 2022 at 4.75% per annum	6,339,390	—
	20,458,300	13,819,929

Loan from Ping An Bank Co., Ltd.
Due March 18, 2022, at 6.8875% per annum	18,213,393	17,945,579
	18,213,393	17,945,579

Loan from Bank of Minsheng
Due May 30, 2031 at 4.50% per annum	46,451,212	45,768,182
Due November 30, 2031 at 5.80% per annum (Due March 30, 2023 at 7.6% per annum before loan extension)	178,553,802	162,891,684
Due November 30, 2031 at 4.40% per annum (Due January 14, 2024 at 6.65% per annum before loan extension)	31,140,345	30,604,547
	256,145,359	239,264,413

Loan from Bank of Huaxia Co., Ltd
Due May 26, 2025 at 7.00% per annum (Due March 21, 2023 at 7.00% per annum before loan extension)	11,293,716	11,127,651
Due June 29, 2025 at 8.00% per annum (Due March 30, 2023 at 8.00% per annum before loan extension)	5,632,033	5,517,500
	16,925,749	16,645,151

Loan from Bank of Zhengzhou Co., Ltd
Due March 25, 2023, at 7.00% per annum	50,686,885	—
Due August 11, 2023 at 6.50% per annum	105,891,821	104,334,762
	156,578,706	104,334,762

Loan from Xiamen International Bank Co., Ltd
Due November 16, 2024, at 6.80% per annum (Due January 6, 2023, at 6.80% per annum before loan extension)	6,847,671	6,746,981
	6,847,671	6,746,981

Loan from Bank of Guangzhou Co., Ltd
Due September 2, 2025, at 9.00% per annum (Due September 2, 2024, at 9.00% per annum before loan extension)	87,889,366	85,201,532

Total	563,058,544	503,420,447
Less: current portion of long-term bank loans	(410,969,547)	(322,444,388)
Total long-term bank loans	152,088,997	180,976,059

As of December 31, 2024, the contractual maturities of these loans are as follows:

Year	Amount
US$
2025	322,444,388
2026	20,866,952
2027	20,866,952
2028	20,866,952
2029 and thereafter	118,375,203
Less: current portion of long-term bank loans	(322,444,388)
Total: long-term bank loans	180,976,059

As of December 31, 2024, US$503,420,448 of the Group’s long-term bank loans were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$233,551,914 (2023: US$235,545,667), land use rights with net book value of US$238,219,368 (2023: US$249,556,186), the Group’s real estate properties held for lease with net book value of US$111,581,723 (2023: US$115,419,606), and the property and equipment with net book value of US$8,863,812 (2023: US$8,996,093). As of December 31, 2024, no long-term bank loans were denominated in U.S. dollar. As of December 31, 2023, no long-term bank loans were denominated in U.S. dollar. The interest rates of these bank loans are adjustable based on the range of 93% to 189% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2024 was 6.33% (2023: 6.06%).